                                                               Mutual of America


                             SEPARATE ACCOUNT NO. 2

                                 ANNUAL REPORT

                                       &

                             THE ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                                TCI GROWTH FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

             FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

                FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    ASSET MANAGER AND CONTRAFUND PORTFOLIOS


                               DECEMBER 31, 1996

   This report is not to be construed as an offering for sale of any Variable
                            Product. No offering is
  made except in conjunction with a prospectus which must precede or accompany this report.

                               MUTUAL OF AMERICA

                            SEPARATE ACCOUNT NO. 2
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

Dear Participant:

  We are pleased to send you the 1996 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of sixteen distinct Funds: the Mutual of America Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds, the Scudder Bond, Capital Growth and International Funds, the TCI Growth Fund, the Calvert Responsibly Invested Balanced Fund (formerly "Calvert Socially Responsible Series"), and three portfolios of Fidelity Investments: Equity-Income, Contrafund and Asset Manager Fund.

  Each of the Funds of Separate Account No. 2 owns shares in a similarly named Fund of Mutual of America Investment Corporation ("Investment Company"), Portfolio of Scudder Variable Life Investment Fund ("Scudder"), Fund of TCI Portfolios, Inc. ("TCI"), Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert") and Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II ("Fidelity"). The investment results of each of the Funds of Separate Account No. 2 are based on the performance of the corresponding Funds or Portfolios of the Investment Company, Scudder, TCI, Calvert and Fidelity.

  The Separate Account Funds invest in Funds and Portfolios which have the following investment objectives:

    THE MUTUAL OF AMERICA MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

    THE MUTUAL OF AMERICA ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that to the extent practical corresponds to the performance of the Standard & Poor's 500 Composite Index. The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

    THE MUTUAL OF AMERICA EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the Standard & Poor's 500 Composite Index ("S&P 500") by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation.)

    THE MUTUAL OF AMERICA BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

    THE MUTUAL OF AMERICA SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

    THE MUTUAL OF AMERICA MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

    THE MUTUAL OF AMERICA COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

    THE MUTUAL OF AMERICA AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund (the "Aggressive Growth Portfolio") is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund (the "Aggressive Value Portfolio") is to achieve capital appreciation by investing in companies believed to possess valuable assets or

                                       I
  whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

    THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

    THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks, and, consistent with its objective, may invest in preferred stocks, debt securities and foreign securities.

    THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term capital growth through investing primarily in diversified holdings of marketable foreign equity investments in companies, wherever organized, that do business primarily outside the United States and which are listed on foreign exchanges.

    THE TCI GROWTH FUND: This Fund seeks capital growth over time by investing primarily in common stocks (including securities convertible into common stocks) that are considered by management to have better-than-average prospects for appreciation.

    THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Fund seeks capital growth and a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

    THE FIDELITY EQUITY-INCOME PORTFOLIO: Seeks reasonable income by investing primarily in income-producing equity securities while also considering the potential for capital appreciation. Secondarily, the Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Composite Index.

    THE FIDELITY CONTRAFUND PORTFOLIO: Seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

    THE FIDELITY ASSET MANAGER PORTFOLIO: Seeks high long-term return with reduced risk by allocating assets among a broadly diversified mix of stocks, bonds and short-term fixed-income instruments.

  For the year ended December 31, 1996, the following total returns were experienced in these sixteen Separate Account Funds:

     Mutual of America Money Market Fund(1)............................. + 3.7%
     Mutual of America All America Fund................................. +18.9%
     Mutual of America Equity Index Fund................................ +20.8%
     Mutual of America Bond Fund........................................ + 1.9%
     Mutual of America Short-Term Bond Fund............................. + 3.3%
     Mutual of America Mid-Term Bond Fund............................... + 2.2%
     Mutual of America Composite Fund................................... +10.2%
     Mutual of America Aggressive Equity Fund........................... +25.1%
     Scudder Bond Fund.................................................. + 1.2%
     Scudder Capital Growth Fund........................................ +18.3%
     Scudder International Fund......................................... +13.0%
     TCI Growth Fund.................................................... - 5.6%
     Calvert Responsibly Invested Balanced Fund......................... +10.9%
     Fidelity Equity-Income Fund........................................ +12.5%
     Fidelity Contrafund................................................ +19.4%
     Fidelity Asset Manager Fund........................................ +12.8%

-------
(1) The current seven-day net annualized yield as of 2/18/97 was 3.72% and is not necessarily indicative of future actual yields.

Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective Fund or Portfolio of the Investment Company, Scudder, TCI, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of

                                      II
the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each Fund of Separate Account No. 2. Following this report are the financial statements for each similarly named Fund of the Investment Company, Portfolios of Scudder, Fund of TCI, Portfolio of Calvert and Portfolios of Fidelity Investments.

  I hope you will find this report helpful and informative.

                                      Sincerely,


                                      /s/ Manfred Altstadt
                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                      III

                                    CONTENTS

                                                                           PAGE
                                                                           ----
ANNUAL REPORT OF MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2.................    I
 Statement of Assets and Liabilities......................................   VI
 Statement of Operations.................................................. VIII
 Statements of Changes in Net Assets......................................    X
 Notes to Financial Statements............................................ XIII
 Report of Independent Public Accountants................................. XVII
ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION.................    1
 President's Message......................................................    1
 Portfolio Management Discussions.........................................    2
 Portfolio of Investments in Securities:
   Money Market Fund......................................................    9
   All America Fund.......................................................   10
   Equity Index Fund......................................................   18
   Bond Fund..............................................................   24
   Short-Term Bond Fund...................................................   27
   Mid-Term Bond Fund.....................................................   29
   Composite Fund.........................................................   31
   Aggressive Equity Fund.................................................   36
 Statement of Assets and Liabilities......................................   40
 Statement of Operations..................................................   41
 Statements of Changes in Net Assets......................................   42
 Financial Highlights.....................................................   44
 Notes to Financial Statements............................................   50
 Report of Independent Public Accountants.................................   55
ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND....................   57
 Letter from the Fund's President.........................................   58
 Portfolio Management Discussions.........................................   59
 Portfolio of Investments, Statement of Assets and Liabilities, Statement
  of Operations, Statements of Changes in Net Assets and Financial
  Highlights:
   Bond Portfolio.........................................................   65
   Capital Growth Portfolio...............................................   72
   International Portfolio................................................   80
 Notes to Financial Statements............................................   90
 Report of Independent Accountants........................................   94
 Tax Information..........................................................   95

ANNUAL REPORT OF TCI GROWTH FUND OF TCI PORTFOLIOS, INC...................   97
 Executive Message, Performance & Portfolio Information...................   98
 Management Q & A.........................................................  100
 Schedule of Investments..................................................  102
 Statement of Assets and Liabilities......................................  104
 Statement of Operations..................................................  105
 Statements of Changes in Net Assets......................................  106
 Notes to Financial Statements............................................  107
 Financial Highlights.....................................................  110
 Independent Accountants' Report..........................................  111
ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF ACACIA
 CAPITAL CORPORATION......................................................  113
 President's Letter.......................................................  114
 Report of Independent Accountants........................................  116
 Portfolio of Investments.................................................  117
 Statement of Assets and Liabilities......................................  122
 Statement of Operations..................................................  123
 Statements of Changes in Net Assets......................................  124
 Notes to Financial Statements............................................  125
 Financial Highlights.....................................................  127

                                       IV

                                                                          PAGE
                                                                          ----
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND..  129
 Market Environment.....................................................  130
 Equity-Income Portfolio................................................  131
   Performance and Investment Summary; Portfolio Manager's Overview.....  131
   Investments..........................................................  133
   Financial Statements.................................................  137
   Notes to Financial Statements........................................  139
   Report of Independent Accountants....................................  141
   Distributions........................................................  142
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II.....................................................................  143
 Market Environment.....................................................  144
 Asset Manager Portfolio................................................  145
   Performance and Investment Summary; Portfolio Manager's Overview.....  145
   Investments..........................................................  149
   Financial Statements.................................................  160
   Notes to Financial Statements........................................  162
   Report of Independent Accountants....................................  165
   Distributions........................................................  166
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II.....................................................................  167
 Market Environment.....................................................  168
 Contrafund Portfolio...................................................  169
   Performance and Investment Summary; Portfolio Manager's Overview.....  169
   Investments..........................................................  171
   Financial Statements.................................................  180
   Notes to Financial Statements........................................  182
   Report of Independent Accountants....................................  184
   Distributions........................................................  185




                                       V

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                             MUTUAL OF AMERICA
                             -------------------------------------------------
                             MONEY MARKET ALL AMERICA    EQUITY       BOND
                                 FUND         FUND     INDEX FUND     FUND
                             ------------ ------------ ----------- -----------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Money Market Fund --
   $32,642,625
 All America Fund --
   $215,500,697
 Equity Index Fund --
   $50,748,917
 Bond Fund -- $35,179,723)
 (Notes 1 and 2)............ $32,511,499  $266,873,270 $59,254,485 $34,411,219
Due From (To) Mutual of
 America General Account....     301,285     1,764,684   1,962,036      67,735
                             -----------  ------------ ----------- -----------
Net Assets.................. $32,812,784  $268,637,954 $61,216,521 $34,478,954
                             ===========  ============ =========== ===========
Unit Value at December 31,
 1996 (Note 5)..............      $ 1.87        $ 5.39      $ 1.72      $ 2.75
                                  ======        ======      ======      ======
Number of Units Outstanding
 at December 31, 1996 (Note
 5).........................  17,511,321    49,797,567  35,659,625  12,548,214
                             ===========  ============ =========== ===========

                                                MUTUAL OF AMERICA
                                  -----------------------------------------------
                                                                      AGGRESSIVE
                                  SHORT-TERM  MID-TERM   COMPOSITE      EQUITY
                                  BOND FUND  BOND FUND      FUND         FUND
                                  ---------- ---------- ------------  -----------
Assets:
Investments in Mutual of America
 Investment Corporation at
 market value
 (Cost:
 Short-Term Bond Fund --
   $2,425,654
 Mid-Term Bond Fund --
   $5,002,565
 Composite Fund -- $240,213,132
 Aggressive Equity Fund --
   $86,627,575)
 (Notes 1 and 2)................  $2,399,136 $4,529,043 $250,437,858  $89,972,197
Due From (To) Mutual of America
 General Account................      25,538     19,536     (193,544)    (429,848)
                                  ---------- ---------- ------------  -----------
Net Assets......................  $2,424,674 $4,548,579 $250,244,314  $89,542,349
                                  ========== ========== ============  ===========
Unit Value at December 31, 1996
 (Note 5)..........................   $ 1.14     $ 1.19       $ 3.75       $ 1.80
                                      ======     ======       ======       ======
Number of Units Outstanding at
 December 31, 1996 (Note 5).....   2,129,412  3,828,100   66,714,952   49,800,336
                                  ========== ========== ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                         SCUDDER                      TCI       CALVERT
                          --------------------------------------  ----------- -----------
                                        CAPITAL                               RESPONSIBLY
                             BOND        GROWTH    INTERNATIONAL    GROWTH     INVESTED
                             FUND         FUND         FUND          FUND        FUND
                          ----------- ------------ -------------  ----------- -----------
Assets:
Investments in Scudder
 Portfolios, TCI Growth
 Fund and Calvert
 Responsibly Invested
 Portfolio at market
 value
 (Cost:
 Scudder Bond Fund --
   $16,106,363
 Scudder Capital Growth
  Fund -- $161,273,633
 Scudder International
  Fund -- $85,733,463
 TCI Growth Fund --
   $79,665,157
 Calvert Responsibly
  Invested Portfolio --
   $21,926,864)
 (Notes 1 and 2)........  $15,618,347 $204,282,725 $104,627,698   $83,510,038 $23,755,739
Due From (To) Mutual of
 America General
 Account................       18,929      571,262   (1,391,371)      242,492     166,018
                          ----------- ------------ ------------   ----------- -----------
Net Assets..............  $15,637,276 $204,853,987 $103,236,327   $83,752,530 $23,921,757
                          =========== ============ ============   =========== ===========
Unit Value at December
 31, 1996 (Note 5)......      $ 11.48      $ 22.11      $ 13.43       $ 11.53      $ 2.23
                              =======      =======      =======       =======      ======
Number of Units
 Outstanding at December
 31, 1996 (Note 5)......    1,362,287    9,265,744    7,687,579     7,264,496  10,713,395
                          =========== ============ ============   =========== ===========

                                                      FIDELITY
                                       ----------------------------------------
                                            VIP        VIP II        VIP II
                                       EQUITY-INCOME   CONTRA     ASSET MANAGER
                                           FUND         FUND          FUND
                                       ------------- -----------  -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund --
   $47,282,361
 VIP II Contra Fund -- $56,333,671
 VIP II Asset Manager Fund --
   $9,713,829)
 (Notes 1 and 2).....................   $52,157,836  $65,584,941   $10,579,297
Due From (To) Mutual of America
 General Account.....................      (799,158)  (1,229,692)      282,682
                                        -----------  -----------   -----------
Net Assets...........................   $51,358,678  $64,355,249   $10,861,979
                                        ===========  ===========   ===========
Unit Value at December 31, 1996 (Note
 5)..................................       $ 21.93      $ 16.59       $ 17.72
                                            =======      =======       =======
Number of Units Outstanding at
 December 31, 1996 (Note 5)..........     2,341,936    3,879,776       612,867
                                        ===========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                             MUTUAL OF AMERICA
                          ---------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX        BOND
                              FUND        FUND          FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $1,324,066  $13,468,089  $ 2,017,643      $ 2,262,234
                           ----------  -----------  -----------      -----------
Total income............    1,324,066   13,468,089    2,017,643        2,262,234
                           ----------  -----------  -----------      -----------
Expenses (Note 3):
 Fees...................      395,269    2,902,848      528,457          409,658
 Administrative
  expenses..............       79,017      147,007       32,877           61,887
                           ----------  -----------  -----------      -----------
Total Expenses..........      474,286    3,049,855      561,334          471,545
                           ----------  -----------  -----------      -----------
Net Investment Income
 (Loss).................      849,780   10,418,234    1,456,309        1,790,689
                           ----------  -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on
 Investments (Note 1):
 Net realized gain
  (loss) on
  investments...........       73,658    2,431,185      476,262           68,629
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      278,840   28,344,476    6,045,598       (1,221,188)
                           ----------  -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      352,498   30,775,661    6,521,860       (1,152,559)
                           ----------  -----------  -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $1,202,278  $41,193,895  $ 7,978,169      $   638,130
                           ==========  ===========  ===========      ===========
                                             MUTUAL OF AMERICA
                          ---------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE    AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $   93,631  $   617,704  $31,535,711      $12,716,658
                           ----------  -----------  -----------      -----------
Total income............       93,631      617,704   31,535,711       12,716,658
                           ----------  -----------  -----------      -----------
Expenses (Note 3):
 Fees...................       24,809       50,783    3,060,681          726,246
 Administrative
  expenses..............        5,283        7,924      252,940           38,003
                           ----------  -----------  -----------      -----------
Total Expenses..........       30,092       58,707    3,313,621          764,249
                           ----------  -----------  -----------      -----------
Net Investment Income
 (Loss).................       63,539      558,997   28,222,090       11,952,409
                           ----------  -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on
 Investments (Note 1):
 Net realized gain
  (loss) on
  investments...........        7,065       (2,132)   2,739,162          201,936
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (1,966)    (455,047)  (6,525,946)         547,221
                           ----------  -----------  -----------      -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        5,099     (457,179)  (3,786,784)         749,157
                           ----------  -----------  -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $   68,638  $   101,818  $24,435,306      $12,701,566
                           ==========  ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                        SCUDDER                     TCI         CALVERT
                          ------------------------------------- ------------  -----------
                                        CAPITAL                               RESPONSIBLY
                             BOND       GROWTH    INTERNATIONAL    GROWTH      INVESTED
                             FUND        FUND         FUND          FUND         FUND
                          ----------  ----------- ------------- ------------  -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $1,316,556  $15,621,108  $ 2,077,284  $ 10,819,616  $1,778,522
                          ----------  -----------  -----------  ------------  ----------
Total income............   1,316,556   15,621,108    2,077,284    10,819,616   1,778,522
                          ----------  -----------  -----------  ------------  ----------
Expenses (Note 3):
 Fees...................     182,202    2,243,282    1,201,020       965,938     237,816
 Administrative
  expenses..............      37,353      104,160       25,882        26,190      35,000
                          ----------  -----------  -----------  ------------  ----------
Total Expenses..........     219,555    2,347,442    1,226,902       992,128     272,816
                          ----------  -----------  -----------  ------------  ----------
Net Investment Income
 (Loss).................   1,097,001   13,273,666      850,382     9,827,488   1,505,706
                          ----------  -----------  -----------  ------------  ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........    (110,077)   1,971,672    3,882,634     3,898,097      72,424
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (788,323)  15,612,266    7,289,627   (18,669,322)    439,874
                          ----------  -----------  -----------  ------------  ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........    (898,400)  17,583,938   11,172,261   (14,771,225)    512,298
                          ----------  -----------  -----------  ------------  ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $  198,601  $30,857,604  $12,022,643  $ (4,943,737) $2,018,004
                          ==========  ===========  ===========  ============  ==========

                                                      FIDELITY
                                       ---------------------------------------
                                            VIP        VIP II       VIP II
                                       EQUITY-INCOME   CONTRA    ASSET MANAGER
                                           FUND         FUND         FUND
                                       ------------- ----------  -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends............................  $  965,667   $  261,805    $245,695
                                        ----------   ----------    --------
Total income..........................     965,667      261,805     245,695
                                        ----------   ----------    --------
Expenses (Note 3):
 Fees.................................     447,520      544,562      85,671
 Administrative expenses..............      52,766       34,222      12,957
                                        ----------   ----------    --------
Total Expenses........................     500,286      578,784      98,628
                                        ----------   ----------    --------
Net Investment Income (Loss)..........     465,381     (316,979)    147,067
                                        ----------   ----------    --------
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
 Net realized gain (loss) on
  investments.........................      36,749      106,747      17,488
 Net unrealized appreciation
  (depreciation) of investments.......   4,033,446    8,757,016     726,606
                                        ----------   ----------    --------
Net Realized and Unrealized Gain
 (Loss) on Investments................   4,070,195    8,863,763     744,094
                                        ----------   ----------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations............  $4,535,576   $8,546,784    $891,161
                                        ==========   ==========    ========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      MUTUAL OF AMERICA
                          ------------------------------------------------------------------------------
                             MONEY MARKET FUND          ALL AMERICA FUND           EQUITY INDEX FUND
                          ------------------------  --------------------------  ------------------------
                             1996         1995          1996          1995         1996         1995
                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   849,780  $ 1,625,250  $ 10,418,234  $  4,164,433  $ 1,456,309  $   575,015
 Net realized gain
  (loss) on
  investments...........       73,658      174,996     2,431,185       676,857      476,262      162,564
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      278,840     (485,901)   28,344,476    41,443,244    6,045,598    2,678,826
                          -----------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    1,202,278    1,314,345    41,193,895    46,284,534    7,978,169    3,416,405
                          -----------  -----------  ------------  ------------  -----------  -----------
From Unit Transactions:
 Contributions..........    6,015,021    6,674,056    30,608,222    20,883,923   11,517,471    4,017,188
 Withdrawals............   (4,077,160)  (3,900,806)  (15,824,928)  (10,074,230)  (6,193,918)  (2,116,885)
 Net transfers..........   (1,853,101)  (2,980,451)   15,311,478    10,560,332   23,679,496   14,042,110
                          -----------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........       84,760     (207,201)   30,094,772    21,370,025   29,003,049   15,942,413
                          -----------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 in Net Assets..........    1,287,038    1,107,144    71,288,667    67,654,559   36,981,218   19,358,818
Net Assets:
Beginning of Year.......   31,525,746   30,418,602   197,349,287   129,694,728   24,235,303    4,876,485
                          -----------  -----------  ------------  ------------  -----------  -----------
End of Year.............  $32,812,784  $31,525,746  $268,637,954  $197,349,287  $61,216,521  $24,235,303
                          ===========  ===========  ============  ============  ===========  ===========
                                                      MUTUAL OF AMERICA
                          ------------------------------------------------------------------------------
                                 BOND FUND            SHORT-TERM BOND FUND        MID-TERM BOND FUND
                          ------------------------  --------------------------  ------------------------
                             1996         1995          1996          1995         1996         1995
                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 1,790,689  $ 1,576,433  $     63,539  $     63,700  $   558,997  $   157,817
 Net realized gain
  (loss) on
  investments...........       68,629      (28,928)        7,065        14,369       (2,132)      (8,004)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   (1,221,188)   3,085,787        (1,966)        7,196     (455,047)     129,249
                          -----------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........      638,130    4,633,292        68,638        85,265      101,818      279,062
                          -----------  -----------  ------------  ------------  -----------  -----------
From Unit Transactions:
 Contributions..........    5,112,307    4,347,174       650,490       481,850      953,690      525,221
 Withdrawals............   (3,323,187)  (2,307,210)     (229,391)      (87,191)    (231,712)    (262,353)
 Net transfers..........     (435,017)   1,651,332       344,727       (58,307)     424,626    1,301,289
                          -----------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........    1,354,103    3,691,296       765,826       336,352    1,146,604    1,564,157
                          -----------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 in Net Assets..........    1,992,233    8,324,588       834,464       421,617    1,248,422    1,843,219
Net Assets:
Beginning of Year.......   32,486,721   24,162,133     1,590,210     1,168,593    3,300,157    1,456,938
                          -----------  -----------  ------------  ------------  -----------  -----------
End of Year.............  $34,478,954  $32,486,721  $  2,424,674  $  1,590,210  $ 4,548,579  $ 3,300,157
                          ===========  ===========  ============  ============  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                       X

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO.2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                            MUTUAL OF AMERICA
                            ---------------------------------------------------
                                 COMPOSITE FUND         AGGRESSIVE EQUITY FUND
                            --------------------------  -----------------------
                                1996          1995         1996        1995
                            ------------  ------------  ----------- -----------
Increase (Decrease) in Net
 Assets:
From Operations:
 Net investment
  income(loss)............  $ 28,222,090  $ 10,222,848  $11,952,409 $ 1,684,376
 Net realized gain (loss)
  on investments..........     2,739,162       799,067      201,936     339,162
 Net unrealized
  appreciation
  (depreciation) of
  investments.............    (6,525,946)   29,855,578      547,221   2,317,578
                            ------------  ------------  ----------- -----------
Net Increase (Decrease) in
 net assets resulting from
 operations...............    24,435,306    40,877,493   12,701,566   4,341,116
                            ------------  ------------  ----------- -----------
From Unit Transactions:
 Contributions............    28,326,960    29,572,877   16,800,622   5,686,601
 Withdrawals..............   (22,088,981)  (19,258,841)     506,734      28,794
 Net transfers............   (19,948,521)  (18,173,511)  29,646,189  10,226,297
                            ------------  ------------  ----------- -----------
Net Increase (Decrease)
 from unit transactions...   (13,710,542)   (7,859,475)  46,953,545  15,941,692
                            ------------  ------------  ----------- -----------
Net Increase (Decrease) in
 Net Assets...............    10,724,764    33,018,018   59,655,111  20,282,808
Net Assets:
Beginning of Year.........   239,519,550   206,501,532   29,887,238   9,604,430
                            ------------  ------------  ----------- -----------
End of Year...............  $250,244,314  $239,519,550  $89,542,349 $29,887,238
                            ============  ============  =========== ===========

                                                            SCUDDER
                          --------------------------------------------------------------------------------
                                 BOND FUND             CAPITAL GROWTH FUND         INTERNATIONAL FUND
                          ------------------------  --------------------------  --------------------------
                             1996         1995          1996          1995          1996          1995
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment
  income(loss)..........  $ 1,097,001  $   705,726  $ 13,273,666  $  3,335,742  $    850,382  $   (681,033)
 Net realized gain
  (loss) on
  investments...........     (110,077)     (43,337)    1,971,672       601,944     3,882,634     2,996,091
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (788,323)   1,156,840    15,612,266    28,289,318     7,289,627     5,526,646
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........      198,601    1,819,229    30,857,604    32,227,004    12,022,643     7,841,704
                          -----------  -----------  ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........    2,640,943    2,443,120    27,988,093    24,829,211    14,517,884    15,269,408
 Withdrawals............   (1,287,365)  (1,238,764)  (13,712,456)  (11,652,523)   (8,408,505)   (7,516,904)
 Net transfers..........     (259,197)       1,342       262,723    (5,052,941)   (1,008,537)  (22,431,215)
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........    1,094,381    1,205,698    14,538,360     8,123,747     5,100,842   (14,678,711)
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........    1,292,982    3,024,927    45,395,964    40,350,751    17,123,485    (6,837,007)
Net Assets:
Beginning of Year.......   14,344,294   11,319,367   159,458,023   119,107,272    86,112,842    92,949,849
                          -----------  -----------  ------------  ------------  ------------  ------------
End of Year.............  $15,637,276  $14,344,294  $204,853,987  $159,458,023  $103,236,327  $ 86,112,842
                          ===========  ===========  ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

                                       XI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS* ENDED DECEMBER 31,

                                    TCI                       CALVERT
                          -------------------------  --------------------------
                                GROWTH FUND          RESPONSIBLY INVESTED FUND
                          -------------------------  --------------------------
                              1996         1995          1996          1995
                          ------------  -----------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment
  income(loss)..........  $  9,827,488  $  (768,225) $  1,505,706  $  1,173,547
 Net realized gain
  (loss) on
  investments...........     3,898,097    2,629,546        72,424        55,268
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   (18,669,322)  16,390,488       439,874     1,651,549
                          ------------  -----------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    (4,943,737)  18,251,809     2,018,004     2,880,364
                          ------------  -----------  ------------  ------------
From Unit Transactions:
 Contributions..........    16,360,753   13,560,719     4,807,906     3,096,573
 Withdrawals............    (7,283,773)  (6,457,226)   (1,198,222)     (829,244)
 Net transfers..........   (18,548,118)  13,097,419     2,535,811     1,233,524
                          ------------  -----------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........    (9,471,138)  20,200,912     6,145,495     3,500,853
                          ------------  -----------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........   (14,414,875)  38,452,721     8,163,499     6,381,217
Net Assets:
Beginning of Year.......    98,167,405   59,714,684    15,758,258     9,377,041
                          ------------  -----------  ------------  ------------
End of Year.............  $ 83,752,530  $98,167,405  $ 23,921,757  $ 15,758,258
                          ============  ===========  ============  ============

                                                         FIDELITY
                          --------------------------------------------------------------------------
                                    VIP                      VIP II                  VIP II
                               EQUITY-INCOME                CONTRA               ASSET MANAGER
                                   FUND                      FUND                     FUND
                          ------------------------  ------------------------ -----------------------
                             1996        1995(A)       1996        1995(A)      1996       1995(A)
                          -----------  -----------  -----------  ----------- -----------  ----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment
  income(loss)..........  $   465,381  $    52,183  $  (316,979) $   211,743 $   147,067  $  (11,648)
 Net realized gain
  (loss) on
  investments...........       36,749          167      106,747       21,227      17,488       9,118
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    4,033,446      842,029    8,757,016      494,253     726,606     138,862
                          -----------  -----------  -----------  ----------- -----------  ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    4,535,576      894,379    8,546,784      727,223     891,161     136,332
                          -----------  -----------  -----------  ----------- -----------  ----------
From Unit Transactions:
 Contributions..........   11,293,855    1,349,849   13,486,367    2,617,118   2,540,371     541,615
 Withdrawals............     (154,620)     (11,412)      89,022      107,831    (659,754)        (74)
 Net transfers..........   21,543,664   11,907,387   17,419,557   21,361,347   5,212,637   2,199,691
                          -----------  -----------  -----------  ----------- -----------  ----------
Net Increase (Decrease)
 from unit
 transactions...........   32,682,899   13,245,824   30,994,946   24,086,296   7,093,254   2,741,232
                          -----------  -----------  -----------  ----------- -----------  ----------
Net Increase (Decrease)
 in Net Assets..........   37,218,475   14,140,203   39,541,730   24,813,519   7,984,415   2,877,564
Net Assets:
Beginning of
 Year/Period............   14,140,203          --    24,813,519          --    2,877,564         --
                          -----------  -----------  -----------  ----------- -----------  ----------
End of Year/Period......  $51,358,678  $14,140,203  $64,355,249  $24,813,519 $10,861,979  $2,877,564
                          ===========  ===========  ===========  =========== ===========  ==========

-------
 * Except for the periods noted.
(a) For the period May 1, 1995, (Commencement of Operations) to December 31,
    1995.

   The accompanying notes are an integral part of these financial statements.

                                      XII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding Funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

  On January 3, 1989, the following Funds became available to Separate Account No. 2 as investment options: Scudder Bond, Scudder Capital Growth, Scudder International and TCI Growth. The Scudder Funds invest in corresponding Portfolios of Scudder Variable Life Investment Fund ("Scudder"). The TCI Fund invests in a corresponding Fund of TCI Portfolios Inc. ("TCI"). Effective May 13, 1991, the Calvert Responsibly Invested Balanced Portfolio became available as an investment option. The Calvert Responsibly Invested Balanced Portfolio (formerly "Calvert Socially Responsible Series") invests in a corresponding Fund of the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On February 5, 1993 the Mutual of America Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment options. On May 2, 1994 the Mutual of America Aggressive Equity Fund became available as an investment option. These Funds invest in corresponding Funds of the Investment Company.

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Portfolios became available to Separate Account No. 2 as investment options. The Fidelity Equity-Income Portfolio invests in a corresponding Portfolio of the Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Portfolios invest in corresponding Portfolios of the Fidelity Variable Insurance Products Fund II (collectively "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, TCI, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 and its operations are treated as part of the Company which is exempt from federal income taxes under
Section 501(c)(4) of the Internal Revenue Code.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1996 are as follows:

                                                          NUMBER OF  NET ASSET
                                                           SHARES      VALUE
                                                         ----------- ---------
     Investment Company Funds:
      Money Market Fund.................................  27,320,060   $1.19
      All America Fund.................................. 109,532,035    2.44
      Equity Index Fund.................................  37,151,521    1.59
      Bond Fund.........................................  24,913,606    1.38
      Short-Term Bond Fund..............................   2,334,982    1.03
      Mid-Term Bond Fund................................   5,050,510    0.90
      Composite Fund.................................... 141,502,626    1.77
      Aggressive Equity Fund............................  61,114,362    1.47


                                     XIII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                            NUMBER OF  NET ASSET
                                                              SHARES     VALUE
                                                            ---------- ---------
     Scudder Portfolios:
      Bond Portfolio.......................................  2,320,705  $ 6.73
      Capital Growth Portfolio............................. 12,380,771   16.50
      International Portfolio..............................  7,896,430   13.25
     TCI Growth Fund.......................................  8,155,277   10.24
     Calvert Responsibly Invested Portfolio................ 13,391,059    1.77
     Fidelity Portfolios:
      Equity-Income........................................  2,480,163   21.03
      Contrafund...........................................  3,960,443   16.56
      Asset Manager........................................    624,885   16.93

3. EXPENSES

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all Funds except the TCI Growth Fund for which the annual rate is .20%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each Fund to cover distribution expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each Fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective Funds or Portfolios at net asset value. On December 30, 1996 a dividend distribution was declared by the Investment Company to shareholders of record December 30, 1996. This dividend was paid on December 31, 1996. In addition, the Investment Company declared and paid a dividend distribution on September 15, 1996. The combined amount of these dividends was as follows:

      Money Market Fund............................................ $ 1,324,066
      All America Fund.............................................  13,468,089
      Equity Index Fund............................................   2,017,643
      Bond Fund....................................................   2,262,234
      Short-Term Bond Fund.........................................      93,631
      Mid-Term Bond Fund...........................................     617,704
      Composite Fund...............................................  31,535,711
      Aggressive Equity Fund.......................................  12,716,658

  On January 29, 1996, April 26, 1996, July 29, 1996 and October 29, 1996,
dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,316,556.

  On January 29, 1996, February 27, 1996, April 26, 1996, July 29, 1996, and
October 29, 1996 dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $15,621,108.

  On February 27, 1996 and April 26, 1996, dividends were paid by the Scudder International Portfolio. The combined amount of the dividends was $2,077,284.

                                      XIV

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  On March 30, 1996 a dividend was paid by the TCI Growth Fund. The amount of the dividend was $10,819,616.

  On December 31, 1996, a dividend was paid by the Calvert Responsibly Invested Portfolio. The amount of the dividend was $1,778,522.

  On February 2, 1996 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $965,667.

  On February 2, 1996, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $261,805.

  On February 2, 1996, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $245,695.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding for each of the previous five years ended December 31,

                                          MUTUAL OF AMERICA MONEY MARKET FUND
                                        ---------------------------------------
                                         1996    1995    1994    1993    1992
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $1.80   $1.72   $1.68   $1.65   $1.62
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $1.87   $1.80   $1.72   $1.68   $1.65
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   17,511  17,502  17,653  15,815  16,545
                                        ======= ======= ======= ======= =======
                                          MUTUAL OF AMERICA ALL AMERICA FUND
                                        ---------------------------------------
                                         1996    1995    1994    1993    1992
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $4.52   $3.35   $3.36   $3.03   $2.97
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $5.39   $4.52   $3.35   $3.36   $3.03
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   49,798  43,620  38,669  36,510  32,352
                                        ======= ======= ======= ======= =======
                                              MUTUAL OF AMERICA BOND FUND
                                        ---------------------------------------
                                         1996    1995    1994    1993    1992
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $2.69   $2.28   $2.39   $2.13   $1.99
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $2.75   $2.69   $2.28   $2.39   $2.13
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   12,548  12,083  10,601  12,244   9,203
                                        ======= ======= ======= ======= =======
                                           MUTUAL OF AMERICA COMPOSITE FUND
                                        ---------------------------------------
                                         1996    1995    1994    1993    1992
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $3.39   $2.82   $2.95   $2.55   $2.43
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $3.75   $3.39   $2.82   $2.95   $2.55
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   66,715  70,558  73,239  71,215  50,944
                                        ======= ======= ======= ======= =======

                               MUTUAL OF AMERICA          MUTUAL OF AMERICA
                                    EQUITY                   SHORT-TERM
                                  INDEX FUND                  BOND FUND
                          --------------------------- -------------------------
                           1996   1995  1994  1993(A) 1996  1995  1994  1993(A)
                          ------ ------ ----- ------- ----- ----- ----- -------
Unit value, beginning of
 year/period............   $1.42  $1.05 $1.05  $1.00  $1.10 $1.03 $1.03  $1.00
                          ====== ====== =====  =====  ===== ===== =====  =====
Unit value, end of
 year/period............   $1.72  $1.42 $1.05  $1.05  $1.14 $1.10 $1.03  $1.03
                          ====== ====== =====  =====  ===== ===== =====  =====
Thousands of units out-
 standing, end of
 year/period............  35,660 17,109 4,644  2,135  2,129 1,447 1,132    747
                          ====== ====== =====  =====  ===== ===== =====  =====


                                      XV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                   MUTUAL OF AMERICA       MUTUAL OF AMERICA
                                       MID-TERM               AGGRESSIVE
                                       BOND FUND              EQUITY FUND
                               ------------------------- ---------------------
                               1996  1995  1994  1993(A)  1996   1995  1994(B)
                               ----- ----- ----- ------- ------ ------ -------
Unit value, beginning of
 year/period.................. $1.16 $1.01 $1.06  $1.00   $1.43  $1.05  $1.00
                               ===== ===== =====  =====  ====== ======  =====
Unit value, end of
 year/period.................. $1.19 $1.16 $1.01  $1.06   $1.80  $1.43  $1.05
                               ===== ===== =====  =====  ====== ======  =====
Thousands of units outstand-
 ing, end of year/period...... 3,828 2,848 1,444  1,411  49,800 20,858  9,145
                               ===== ===== =====  =====  ====== ======  =====

                                                        SCUDDER
                          --------------------------------------------------------------------
                                      BOND FUND                    CAPITAL GROWTH FUND
                          --------------------------------- ----------------------------------
                           1996   1995   1994   1993  1992   1996   1995   1994   1993   1992
                          ------ ------ ------ ------ ----- ------ ------ ------ ------ ------
Unit value, beginning of
 year...................  $11.30 $ 9.69 $10.32 $ 9.30 $8.78 $18.64 $14.67 $16.46 $13.80 $13.09
                          ====== ====== ====== ====== ===== ====== ====== ====== ====== ======
Unit value, end of
 year...................  $11.48 $11.30 $ 9.69 $10.32 $9.30 $22.11 $18.64 $14.67 $16.46 $13.80
                          ====== ====== ====== ====== ===== ====== ====== ====== ====== ======
Thousands of units
 outstanding, end of
 year...................   1,362  1,269  1,169  1,277 1,053  9,266  8,556  8,121  6,582  3,698
                          ====== ====== ====== ====== ===== ====== ====== ====== ====== ======
                                       SCUDDER                             TCI
                          --------------------------------- ----------------------------------
                                 INTERNATIONAL FUND                    GROWTH FUND
                          --------------------------------- ----------------------------------
                           1996   1995   1994   1993  1992   1996   1995   1994   1993   1992
                          ------ ------ ------ ------ ----- ------ ------ ------ ------ ------
Unit value, beginning of
 year...................  $11.85 $10.80 $11.06 $ 8.13 $8.48 $12.18 $ 9.39 $ 9.61 $ 8.81 $ 9.01
                          ====== ====== ====== ====== ===== ====== ====== ====== ====== ======
Unit value, end of
 year...................  $13.43 $11.85 $10.80 $11.06 $8.13 $11.53 $12.18 $ 9.39 $ 9.61 $ 8.81
                          ====== ====== ====== ====== ===== ====== ====== ====== ====== ======
Thousands of units
 outstanding, end of
 year...................   7,688  7,269  8,610  5,400 2,262  7,264  8,061  6,361  5,946  5,280
                          ====== ====== ====== ====== ===== ====== ====== ====== ====== ======

                                                         CALVERT
                                            ----------------------------------
                                                RESPONSIBLY INVESTED FUND
                                            ----------------------------------
                                             1996   1995   1994   1993   1992
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $ 2.01 $ 1.57 $ 1.64 $ 1.54 $ 1.44
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $ 2.23 $ 2.01 $ 1.57 $ 1.64 $ 1.54
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 10,713  7,849  5,986  5,151  2,742
                                            ====== ====== ====== ====== ======

                                                    FIDELITY
                                  --------------------------------------------
                                     EQUITY-         CONTRA     ASSET MANAGER
                                   INCOME FUND        FUND           FUND
                                  -------------- -------------- --------------
                                   1996  1995(C)  1996  1995(C)  1996  1995(C)
                                  ------ ------- ------ ------- ------ -------
Unit value, beginning of
 year/period..................... $19.43 $16.30  $13.85 $11.43  $15.66 $14.04
                                  ====== ======  ====== ======  ====== ======
Unit value, end of year/period... $21.93 $19.43  $16.59 $13.85  $17.72 $15.66
                                  ====== ======  ====== ======  ====== ======
Thousands of units outstanding,
 end of year/period..............  2,342    728   3,880  1,792     613    184
                                  ====== ======  ====== ======  ====== ======

-------
(a) Commenced Operations February 5, 1993
(b) Commenced Operations, May 2, 1994
(c) Commenced Operations May 1, 1995

                                      XVI

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of America Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP
New York, New York
February 21, 1997

                                     XVII

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

           320 Park Avenue New York, New York 10022-6839 212-224-1600